REVENUE AND EXPENSES (Details 3) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation of property, plant and equipment (Note 6)	€ 33	€ 25	€ 54	€ 40	€ 27
Amortization of intangible assets (Note 5)	313	346	659	883	1,166
Amortization of right-of-use assets		6	8	9
Total	€ 346	€ 377	€ 721	€ 932	€ 1,193